Investment Securities - Summary of Equity Investment Securities Designated as at Fair Value Through Other Comprehensive Income (Detail) - Investments in equity instruments designated at fair value through other comprehensive income [member] - CAD ($)
$ in Millions
	Jul. 31, 2026	Apr. 30, 2026	Oct. 31, 2025
Disclosure of financial assets [line items]
Cost	$ 233	$ 154	$ 178
Gross unrealized gains	170	160	221
Gross unrealized losses	1	1	1
Fair value	402	313	398
Common shares [member]
Disclosure of financial assets [line items]
Cost	233	154	178
Gross unrealized gains	170	160	221
Gross unrealized losses	1	1	1
Fair value	$ 402	$ 313	$ 398